Filed pursuant to Rule 497(e)

File Nos. 333-210205 and 811-23148

GUARDIAN VARIABLE PRODUCTS TRUST

Supplement to the Prospectus and Statement of Additional Information Dated September 1, 2016

Guardian Diversified Research VIP Fund (the “Fund”)

Portfolio Managers

Effective immediately, Ferat Ongoren no longer serves as a Portfolio Manager of the Fund. Accordingly, all references to Ferat Ongoren in the Prospectus and Statement of Additional Information are hereby deleted. Aaron Cooper, Jacquelyne Cavanaugh, Kelsey Chen, Neil Desai, Kathryn Lakin and Walter Scully remain Portfolio Managers of the Fund.

October 14, 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.